EQUITY COMPENSATION PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock incentive and option plans
Common shares available for grant (in shares)	9,029,645	10,152,863	11,685,090
Value of awards granted, portion from stock options under current program (as a percent)	50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)	50.00%
Total compensation expense related to all share-based compensation plans	$ 84	$ 88	$ 86
Total compensation expense, net of tax benefit	70	$ 73	$ 58
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	$ 111
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized	2 years 1 month 6 days